OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income (Loss) [Abstract]
Interest and other investment income	$ 101	$ 87	$ 32
Gain on regulatory and contract settlement	0	22	43
Gain on disposition	324	72	0
Other	4	403	18
Other income, net	$ 429	584	$ 93
Gain on bargain purchase		$ 370